Geographic areas and major customers (Sales By Geographic Region) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 150,582	$ 128,460	$ 107,398
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	107,908	88,556	64,503
North America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	836	964	639
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	13,586	9,936	12,362
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	20,715	19,383	23,208
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 7,537	$ 9,621	$ 6,686